LOANS FROM SHAREHOLDERS	12 Months Ended
Dec. 31, 2011
Loans From Shareholders [Abstract]
Loans From Shareholders [Text Block]

NOTE 6 - LOANS FROM SHAREHOLDERS

Loans from shareholders at December 31, 2011 and 2010 consist of one and four, respectively, short-term loans made by Directors of the Company to the Company or its subsidiary, ESC with balances of $9,000 and $180,500 respectively. These loans are unsecured and the single loan remaining as of December 31, 2011 was non-interest bearing and “due on demand.”